Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Advances To Customers [Abstract]
Schedule of detail, by classification, of loans and advances to customers
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Financial assets held for trading	11,634	9,550	6,829
Non-trading financial assets mandatorily at fair value through profit or loss	982	868	537
Financial assets designated at fair value through profit or loss	6,219	5,774	10,289
Financial assets at fair value through other comprehensive income	7,669	8,215	7,663
Financial assets at amortized cost	1,009,845	1,011,597	947,364
Of which:
Impairment losses	(22,788)	(22,684)	(22,964)
	1,036,349	1,036,004	972,682
Loans and advances to customers disregarding impairment losses	1,059,137	1,058,688	995,646

Schedule of the breakdown of loans and advances to customers
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2023	2022	2021
Loan type and status
Commercial credit	55,628	56,688	49,603
Secured loans	554,375	565,609	542,404
Reverse repurchase agreements	44,184	39,500	33,264
Other term loans	295,485	290,031	269,526
Finance leases	38,723	39,833	38,503
Receivable on demand	12,277	11,435	10,304
Credit cards receivables	24,371	22,704	20,397
Impaired assets	34,094	32,888	31,645
	1,059,137	1,058,688	995,646
Geographical area
Spain	203,680	212,804	216,741
European Union (excluding Spain)	211,368	202,958	190,032
United States and Puerto Rico	126,894	125,436	102,491
Other OECD countriesA	374,812	385,906	374,729
South America (non - OECD)	120,610	112,803	94,010
Rest of the world	21,773	18,781	17,643
	1,059,137	1,058,688	995,646
Interest rate formula
Fixed rate	647,349	642,537	593,645
Floating rate	411,788	416,151	402,001
	1,059,137	1,058,688	995,646
A.Includes, mainly, customers from the United Kingdom.

Schedule of loans and advances to customers in detail by activity
Following is a detail, by activity, of the loans to customers at 31 December 2023, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan to value ratioC
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	24,244	23,933	185	126	78	68	29	111	25
Other financial institutions (financial business activity)	86,908	32,499	2,307	52,102	2,101	1,030	787	49,638	853
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	346,211	191,266	73,311	81,634	33,074	27,279	22,263	47,483	24,846
Of which:
Construction and property development	18,156	1,887	14,452	1,817	5,401	5,326	1,364	2,954	1,224
Civil engineering construction	3,125	1,898	192	1,035	112	149	191	739	36
Large companies	189,654	123,353	24,368	41,933	14,610	7,958	7,504	24,357	11,872
SMEs and individual entrepreneurs	135,276	64,128	34,299	36,849	12,951	13,846	13,204	19,433	11,714
Households – other (broken down by purpose)	560,457	113,611	359,020	87,826	103,277	126,351	124,879	54,229	38,110
Of which:
Residential	352,181	1,479	350,128	574	94,426	116,017	113,764	23,951	2,544
Consumer loans	190,457	108,485	2,270	79,702	5,411	7,968	8,586	25,124	34,883
Other purposes	17,819	3,647	6,622	7,550	3,440	2,366	2,529	5,154	683
TotalA	1,017,820	361,309	434,823	221,688	138,530	154,728	147,958	151,461	63,834
Memorandum item
Refinanced and restructured transactionsB	23,874	10,208	8,024	5,642	3,383	1,878	2,030	4,910	1,465
A.In addition, the Group has granted advances to customers amounting to EUR 18,529 million, bringing the total of loans and advances to EUR 1,036,349 million.
B.Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
C.The ratio is the carrying amount of the transactions at 31 December 2023 provided by the latest available appraisal value of the collateral.

Schedule of movement of gross exposure by impairment stage
Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” during 2023, 2022 and 2020:

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	942,861	66,696	32,617	1,042,174
Movements
Transfers
To stage 2 from stage 1	(43,278)	43,278		—
To stage 3 from stage 1A	(12,636)		12,636	—
To stage 3 from stage 2		(9,915)	9,915	—
To stage 1 from stage 2	15,180	(15,180)		—
To stage 2 from stage 3		2,899	(2,899)	—
To stage 1 from stage 3	488		(488)	—
Net changes on financial assets	29,696	(10,673)	(4,218)	14,805
Write-offs	—	—	(13,847)	(13,847)
Exchange differences and others	(3,178)	(451)	105	(3,524)
Balance at the end of the year	929,133	76,654	33,821	1,039,608

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	878,700	67,584	31,287	977,571
Movements
Transfers
To stage 2 from stage 1	(31,811)	31,811		—
To stage 3 from stage 1A	(11,143)		11,143	—
To stage 3 from stage 2		(8,487)	8,487	—
To stage 1 from stage 2	18,907	(18,907)		—
To stage 2 from stage 3		3,250	(3,250)	—
To stage 1 from stage 3	456		(456)	—
Net changes on financial assets	86,459	(8,839)	(2,568)	75,052
Write-offs	—	—	(12,235)	(12,235)
Exchange differences and others	1,293	284	209	1,786
Balance at the end of the year	942,861	66,696	32,617	1,042,174

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	817,906	66,104	30,318	914,328
Movements
Transfers
To stage 2 from stage 1	(33,051)	33,051		—
To stage 3 from stage 1	(6,617)		6,617	—
To stage 3 from stage 2		(5,836)	5,836	—
To stage 1 from stage 2	17,796	(17,796)		—
To stage 2 from stage 3		1,865	(1,865)	—
To stage 1 from stage 3	271		(271)	—
Net changes on financial assets	62,629	(11,629)	(719)	50,281
Write-offs	—	—	(9,089)	(9,089)
Exchange differences and others	19,766	1,825	460	22,051
Balance at the end of the year	878,700	67,584	31,287	977,571
A.It includes the effect of the stage 3 definition alignment with the accounting default definition, mainly by Santander Consumer USA.

Schedule of impairment loss and allowance for loans and advances to customers
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2023	2022	2021
Amount at beginning of the year	22,684	22,964	23,595
Impairment losses charged to income for the year	14,011	11,676	8,762
Of which:
Impairment losses charged to profit or loss	21,413	19,879	18,240
Impairment losses reversed with a credit to profit or loss	(7,402)	(8,203)	(9,478)
Change of perimeter	(48)	—	—
Write-off of impaired balances against recorded impairment allowance	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(12)	279	(304)
Amount at end of the year	22,788	22,684	22,964
Which correspond to:
Impaired assets	14,238	13,931	13,550
Other assets	8,550	8,753	9,414
Of which:
Individually calculated	2,951	2,493	2,496
Collective calculated	19,837	20,191	20,468

Schedule of changes in loss allowance and gross carrying amount
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2023	2022	2021
Balance at beginning of year	226	215	284
Net impairment losses for the yearA	24	16	28
Of which:
Impairment losses charged to income	36	30	49
Impairment losses reversed with a credit to income	(12)	(14)	(21)
Exchange differences and other items	36	(5)	(97)
Balance at end of year	286	226	215
Of which:
By geographical location of risk:
European Union	22	26	25
Latin America	264	200	190
A.Of the EUR 24 million corresponding to net provisions for the year ended 31 December 2023 (EUR 16 million and EUR 28 million at 31 December 2022 and 2021, respectively), EUR 23 million relates to financial assets at amortized cost (EUR 17 million and EUR 31 million at 31 December 2022 and 2021, respectively) and EUR 1 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR -3 million at 31 December 2022 and 2021, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2023, 2022 and 2021:

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684

2021
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,265	5,672	13,658	23,595
Transfers
To stage 2 from stage 1	(578)	2,968		2,390
To stage 3 from stage 1	(237)		2,209	1,972
To stage 3 from stage 2		(1,086)	2,474	1,388
To stage 1 from stage 2	254	(1,025)		(771)
To stage 2 from stage 3		216	(760)	(544)
To stage 1 from stage 3	8		(67)	(59)
Net changes of the exposure and modifications in the credit risk	617	(1,557)	5,326	4,386
Write-offs	—	—	(9,089)	(9,089)
FX and other movements	(141)	38	(201)	(304)
Loss allowance at the end of the year	4,188	5,226	13,550	22,964
The changes in gross property development loans to customers were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	2,327	2,625	2,871
Foreclosed assets	(1)	—	(1)
Net variation	115	(295)	(230)
Written-off assets	(8)	(3)	(15)
Balance at end of year	2,433	2,327	2,625
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2023	2022	2021
Gross additions	0.3	0.2	0.4
Disposals	(1.2)	(1.3)	(1.1)
Difference	(0.9)	(1.1)	(0.7)

Schedule of changes in the impairment losses for loans and advances to customers
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	32,888	31,645	30,815
Net additions	14,944	13,060	9,390
Written-off assets	(13,847)	(12,235)	(9,089)
Changes in the scope of consolidation	(59)	—	—
Exchange differences and other	168	418	529
Balance at end of year	34,094	32,888	31,645

Schedule of financial assets that are either past due or impaired, with or without collateral
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2023:

EUR million
	Gross amount	Allowance recognised	Estimated collateral valueA
Without associated real collateral	14,375	8,102	—
With real estate collateral	10,373	2,583	7,682
With other collateral	9,346	3,553	5,213
Total	34,094	14,238	12,895
A.Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.

Schedule of the breakdown of the securitized loans
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2023	2022	2021
Retained on the balance sheet	75,738	82,603	80,600
Of which
Securitised mortgage assets	16,994	16,265	19,523
Of which: UK assets	6,096	4,144	5,295
Other securitised assets	58,744	66,338	61,077
TotalA	75,738	82,603	80,600
A.Note 22 details the liabilities associated with these securitisation transactions.